Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000129667
Account Value [Line Items]
Account Value	$ 17,815	$ 17,683	$ 17,606	$ 17,268	$ 16,553	$ 16,177	$ 15,294	$ 15,161	$ 14,716	$ 14,475	$ 14,477	$ 14,332	$ 14,857	$ 15,650	$ 16,143	$ 16,346	$ 15,896	$ 15,168	$ 14,487	$ 13,875	$ 12,704	$ 12,715	$ 12,899	$ 12,499	$ 12,019	$ 11,939	$ 11,570	$ 11,979	$ 11,751	$ 11,751	$ 11,638	$ 11,287	$ 11,010	$ 10,632	$ 10,128	$ 10,209	$ 9,860	$ 9,268		$ 9,705	$ 9,523	$ 10,000
C000129666
Account Value [Line Items]
Account Value	17,365	17,249	17,196	16,865	16,178	15,822	14,966	14,847	14,421	14,196	14,209	14,066	14,595	15,389	15,880	16,092	15,657	14,948	14,284	13,699	12,550	12,570	12,753	12,366	11,899	11,820	11,465	11,882	11,664	11,674	11,570	11,221	10,954	10,595	10,092	10,181	9,841	9,258		9,704	9,522	10,000
C000169044
Account Value [Line Items]
Account Value	970,666	963,428	959,424	939,593	900,614	880,099	831,576	823,706	799,441	786,324	786,060	777,575	806,060	849,090	875,288	885,722	860,797	820,800	783,962	750,900	687,017	687,578	697,014	675,418	648,963	644,104	624,400	646,480	633,643	633,129	627,051	607,673	592,767	572,395	545,279	549,133	530,347	498,555	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,718,566	1,727,827	1,761,518	1,630,142	1,519,264	1,470,073	1,309,822	1,292,283	1,190,804	1,143,118	1,163,163	1,126,100	1,167,058	1,243,505	1,304,032	1,298,577	1,211,696	1,107,368	1,032,167	976,058	841,972	818,289	867,195	803,727	755,379	765,454	750,879	793,335	736,982	728,662	711,555	659,747	640,512	626,947	581,943	568,440	544,231	496,422	500,000
S&P Target Date 2025 Index
Account Value [Line Items]
Account Value	18,181	17,929	17,834	17,555	16,708	16,368	15,484	15,358	14,921	14,662	14,571	14,332	14,839	15,607	16,043	16,213	15,756	14,991	14,448	13,863	12,822	12,751	13,103	12,570	12,083	12,087	11,781	12,247	11,923	11,851	11,766	11,286	11,041	10,724	10,208	10,247	9,915	9,298		9,776	9,511	10,000
S&P Target Date 2025 Index
Account Value [Line Items]
Account Value	18,181	17,929	17,834	17,555	16,708	16,368	15,484	15,358	14,921	14,662	14,571	14,332	14,839	15,607	16,043	16,213	15,756	14,991	14,448	13,863	12,822	12,751	13,103	12,570	12,083	12,087	11,781	12,247	11,923	11,851	11,766	11,286	11,041	10,724	10,208	10,247	9,915	9,298		$ 9,776	$ 9,511	$ 10,000
S&P Target Date 2025 Index
Account Value [Line Items]
Account Value	$ 974,361	$ 960,828	$ 955,779	$ 940,801	$ 895,397	$ 877,186	$ 829,804	$ 823,078	$ 799,657	$ 785,759	$ 780,881	$ 768,105	$ 795,274	$ 836,394	$ 859,761	$ 868,901	$ 844,395	$ 803,384	$ 774,294	$ 742,918	$ 687,179	$ 683,326	$ 702,207	$ 673,667	$ 647,550	$ 647,752	$ 631,344	$ 656,335	$ 638,951	$ 635,116	$ 630,542	$ 604,829	$ 591,694	$ 574,731	$ 547,043	$ 549,135	$ 531,384	$ 498,279	$ 500,000